Barclays PLC parent company balance sheet (Narrative) (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Condensed Balance Sheet Statements, Captions [Line Items]
Financial liabilities designated at fair value		£ 221,460		£ 204,326
Financial assets at fair value through the income statement		158,975		133,086
Issuance of subordinated debt		580		1,352
Subordinated liabilities		19,886		18,156	£ 20,559
Subordinated Notes [member] | Financial liabilities designated at fair value [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt | $			$ 300
Senior Notes [member] | Fixed interest rate [member] | Financial liabilities designated at fair value [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt | $			1,000
Senior Notes [member] | Fixed-to-Floating Interest Rate [member] | Financial liabilities designated at fair value [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt | $			$ 1,750
Barclays PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in subsidiaries		61,488		59,546
Increase (decrease) in investment in subsidiaries		1,942
Financial liabilities designated at fair value		8,206		3,498
Financial assets at fair value through the income statement		16,246		10,348
Subordinated liabilities		8,669		7,656
Barclays PLC [member] | Barclays Bank PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Increase (decrease) in investment in subsidiaries		1,500
Barclays PLC [member] | Barclays Bank PLC [member] | AT1 Securities [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in subsidiaries		10,843		£ 10,843
Barclays PLC [member] | Barclays Bank UK PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Increase (decrease) in investment in subsidiaries		220
Barclays PLC [member] | Fixed interest rate [member] | Financial liabilities designated at fair value [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt | €	€ 2,000
Barclays PLC [member] | Subordinated Notes [member] | Fixed interest rate [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt		£ 500